                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number   811-02995
                                     -------------------------------------------

                             NRM Investment Company
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


NRM Investment Company
Rosemont Business Campus #3
919 Conestoga Road, Suite 112, Rosemont, PA 19010
--------------------------------------------------------------------------------
(Address of principal executive offices)                 (Zip code)


Mr. John H. McCoy, Jr.
NRM Investment Company
Rosemont Business Campus #3
919 Conestoga Road, Suite 112, Rosemont, PA 19010
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (610) 527-7009
                                                      -------------------------

Date of fiscal year end:    August 31st
                            -----------

Date of reporting period:   November 30, 2006
                            -----------------


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
         Form N-Q       ITEM 1
         NRM INVESTMENT COMPANY
         SCHEDULE OF INVESTMENTS
         AS OF                           5/31/2006                                                            05/31/06

             FACE
CUSIP        VALUE                                                                                       MARKET        AS A
         IN THOUSANDS    DESCRIPTION                   STATE     MATURITY     CALL DATE    RATE          VALUE      PERCENTAGE
         ------------ ------------------------------  -------   ---------    ----------  ----------    -----------------------
                      SHORT TERM
60934N542 231.336     FEDERATED PA MUNI                   PA                                              231,336
                                                                                                       ----------
                      TOTAL SHORT TERM                                                                    231,336       1.60%
                                                                                                       ----------
                      MUNICIPAL BONDS
                      GENERAL OBLIGATION BONDS
717880Q68     200     PHILA SD PA GO                      PA      04/01/10                  5.000%        209,322
118565QR4     100     BUCKS CTY                           PA      06/15/11     6/15/09      5.000%        103,573
725209GH7     145     PITTSBURGH                          PA      03/01/12                  5.000%        155,107
725209GY0     105     PITTSBURGH                          PA      09/01/12      3/1/12      5.000%        111,749
084509HP6     100     BERKS COUNTY                        PA      11/15/14    11/15/08      5.000%        102,718
7178807S1     300     PHILA SD PA GO                      PA      08/01/15      8/1/12      5.625%        331,953
725276Z36     250     PITTSBURGH                          PA      09/01/17                  5.500%        289,807
                                                                                                       ----------
                      TOTAL GENERAL OBLIGATION BONDS                                                    1,304,229       9.01%
                                                                                                       ----------
                      HOUSING BONDS
38624LAP4     365     GRAND RAPIDS                        MI      06/01/08      6/1/06      6.600%        365,350
675903BG2      25     ODESSA HFC                          TX      11/01/11     11/1/05      8.450%         25,697
130329LV5      45     CALIF HSG FIN AG                    CA      02/01/14                 10.250%         46,503
60415MWC4      70     MINN ST HSG                         MN      01/01/17      1/1/07      5.950%         71,103
91755GM98       5     UTAH ST HSG SFM                     UT      01/01/18                  6.300%          5,023
                                                                                                       ----------
                      TOTAL HOUSING BONDS                                                                 513,676       3.55%
                                                                                                       ----------
                      OTHER REVENUE BONDS
701382HO7     170     PARKLAND SCHOOL DISTRICT            PA      09/01/07                  5.000%        192,307
613609TG1     500     MONTGOMERY COUNTY IDA               PA      11/01/10                  5.000%        527,140
717823T99     300     PHILA GAS WORKS                     PA      08/01/11                  5.000%        316,920
017292VN0     100     ALLEGHENY CTY                       PA      11/01/11                  5.000%        106,255
70917NBE3     175     PA HGH ED                           PA      01/01/12      7/1/08      5.250%        179,533
70917NEY6     100     PA HGH ED                           PA      07/01/12      7/1/09      5.375%        104,521
708836FF3     500     PA INFRASTRUCTURE INVEST AUTH.      PA      09/01/12                  5.000%        537,855
468451MM8     100     JACKSON REDEVEL                     MS      04/01/13     10/1/05      5.700%        100,141
709141ZB1     300     PENNSYLVANIA STATE-FIRST SERIES     PA      07/01/13                  5.000%        324,927
41473EBB6     100     HARRISBURG RECOVERY                 PA      09/01/13      9/1/08      5.000%        103,480
717893PF2     250     PHILADELPHIA WATER                  PA      07/01/14                  5.000%        273,705
717893NB3     250     PHILA WASTEWATER                    PA      11/01/14     11/1/12      5.250%        272,873
709221JS5     230     PA STATE TPK                        PA      12/01/14     12/1/08      5.250%        239,375
709221JT3     200     PA STATE TPK                        PA      12/01/15     12/1/08      5.250%        208,036
01728RBJ7     150     ALLEGHENY CTY                       PA      03/01/16     6/15/12      5.500%        171,588
972369FF4     425     WILSON SCHOOL DISTRICT              PA      05/15/16     5/15/12      5.000%        464,181
70917NQL1     100     PA HGH ED                           PA      06/15/16     6/15/12      5.000%        106,702
717823J58     250     PHILA GAS WORKS                     PA      08/01/16      8/1/13      5.250%        272,663
71781QAQ1     100     PHILA IDA                           PA      02/15/17     2/15/07      5.400%        102,318
70917NYW8     500     PA STATE HGH ED                     PA      11/01/17     11/1/13      5.250%        534,255
246352CH9     100     DELAWARE RIVER PORT AUTH            PA      01/01/18      1/1/10      5.750%        106,227
165579EC3     405     CHESTER COUNTY HEALTH & ED FAC.     PA      11/01/18                  5.000%        434,249
5945536E4     100     MICHIGAN ST LOC GOVT                MI      12/01/18     12/1/06      6.125%        100,119
489645LU3     500     KENNETT  SD                         PA      02/15/19                  5.250%        543,055
                                                                                                       ----------
                      TOTAL OTHER REVENUE BONDS                                                         6,322,425      43.69%
                                                                                                       ----------
                    TOTAL MUNICIPAL BONDS                                                               8,140,330      56.25%

                    PREFERRED STOCKS
                    SHARES
780097754   20000     ROYAL BANK OF SCOTLAND GR PLC                                                       530,400
N00927306   10000     AEGON NV PER 6.875%                                                                 260,500
007924400   15000     AEGON NV 6.50%                                                                      385,500
00080V203   20000     ABN AMRO CAP FDG TR 6.25%                                                           509,600
125581207   15000     CIT GROUP PFD 6.35%                                                                 390,750
313400699    5000     FEDERAL HOME LOAN MTG CORP 6.42%                                                    272,500
40428H862   20000     HSBC USA  1/40 SER H                                                                532,000
456837509   16000     ING GROEP NV PERP DEBT SEC                                                          403,840
456837202   10000     ING GROEP NV 7.05%                                                                  254,700
524908704   10000     LEHMAN BROS.  HOLDINGS DEP 1/10                                                     512,500
59156R603   17500     METLIFE INC. PFD B 6.50%                                                            456,400
G7293H189   12500     PRUDENTIAL PLC  6.50%                                                               324,750
06739F390   20000     BARCLAYS BANK PLC                                                                   523,000
38144X500   15000     GOLDMAN SACHS  1/1000 B                                                             389,700
80281R300   14000     SANTANDER FIN PFD S A 6.41%                                                         352,800
                                                                                                       ----------
                      TOTAL PREFERRED STOCKS                                                            6,098,940      42.15%

                    TOTAL PORTFOLIO                                                                    14,470,606     100.00%
                                                                                                       ==========


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                             NRM INVESTMENT COMPANY
                                    FORM N-Q
                                  QUARTER ENDED
                                    11/30/06

                                     Item II

DISCLOSURE CONTROLS AND PROCEDURES AND INTERNAL CONTROL OVER FINANCIAL
REPORTING:

GENERAL

The Fund has no employees and Fund's various compliance and reporting functions have been managed by entering into arrangements with third party providers. Lines of communication have been established with the Fund's President and/or Board of Directors and the various third party service providers.


ACCOUNTING

The Fund's accounting functions has been outsourced to Raymond J. Keefe, CPA who is independent with respect to the Fund. He records the transactions authorized by others and prepares monthly internal financial statements and external financial statements semi-annually. Any irregularities noted by Mr. Keefe are directly reported to the President.

In addition, Mr. Keefe is also responsible for tax reporting and tax compliance.

INVESTING

Prior to November 30, 2005 the Fund's investment advisory contract was on a non-discretionary basis. The Investment Advisor in connection with the President and Board of Directors approved all significant investment decisions. Subsequent to November 30 the investment advisory contract was on a discretionary basis. Quarterly reporting to the Board is required.

LEGAL AND COMPLIANCE

The Fund's attorney, Edward Fackenthal, is responsible for keeping the Fund updated as to the various regulatory requirements. In addition, he manages the actual SEC filing requirements.

In addition, he provides assistance to Mr. Keefe, who also serves as the Fund's compliance officer.

Both Mr. Fackenthal and Mr. Keefe have direct access to the Board of Director and the Fund's President.



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                             NRM INVESTMENT COMPANY
                                    FORM N-Q
                                  QUARTER ENDED
                                    11/30/06

                                    Item III

                                  CERTIFICATION

I, John H. McCoy, President and Chief Financial Officer of NRM Investment Company, certify that:

1. I have reviewed this report on Form N-Q of NRM Investment Company.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the registrant is made known to me, particularly during the period in which this report is being prepared and that such information is timely recorded, processed, summarized and reported;

        (b) Designed such internal control over financial reporting, or cause such internal control over financial reporting to be designed under my supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures as of a date within 90 days prior to the filing fate of this report, based on such evaluation;


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        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the registrant's auditors and Board of Directors:

        (a) All significant deficiencies and material weaknesses in the design and operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other individuals or entities who have a significant role in the registrant's internal control over financial reporting.

        Date: January 31, 2007

        By:

        /s/ John H. McCoy
        -----------------
        John H. McCoy
        President and Chief Financial Officer

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NRM Investment Company
             ----------------------
By:

/s/ John H. McCoy
-----------------
John H. McCoy
President and Chief Financial Officer

Date: January 31, 2007
      ----------------